Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations
Schedule of results of operations and cash flows of the discontinued operations and gain on disposal of discontinued operations

	For the Year Ended December 31,
	2019	2020
Revenues	9,654	870
Cost of sales	(18,981)	(2,437)
Gross loss	(9,327)	(1,567)
Operating expenses	(11,359)	(1,423)
Impairment of long‑lived assets	—	—
Loss from operations of discontinued operations	(20,686)	(2,990)
Others, net	24	—
Loss from discontinued operations before income tax expense	(20,662)	(2,990)
Income tax expense	—	—
Net loss from discontinued operations, net of tax	(20,662)	(2,990)

	For the Year Ended December 31,
	2019	2020
Net cash (used in)/provided by discontinued operating activities	(11,395)	148
Net cash (used in)/provided by discontinued investing activities	(10,565)	59,705

The following table presents the gain on disposal of discontinued operations related to the disposal of SEV battery packs business for the year ended December 31, 2020:

For the Year Ended
December 31, 2020
Cash consideration received for sale of SEV battery packs business	60,000
Carrying value of net assets transferred	(42,637)
Gain on disposal of discontinued operations	17,363